Note 7 - Long-term investment (Details)	Dec. 31, 2024 USD ($)	Mar. 29, 2021 USD ($)	Mar. 29, 2021 CNY (¥)	Mar. 29, 2021 CNY (¥)
Haitianhuineng
Equity Method Investments		$ 0.2
Equity Method Investment, Ownership Percentage		456.00%		456.00%
Payments to Acquire Equity Method Investments		$ 0.2
Haitianhuineng | RMB
Equity Method Investments | ¥				¥ 1.5
Payments to Acquire Equity Method Investments | ¥			¥ 1.5
Qingdao Tungray Intelligent Technology Co., Ltd
Equity Method Investments	$ 200,000
Equity Method Investment, Ownership Percentage	10000.00%
Other than Temporary Impairment Losses, Investments	$ 0